UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	120,000	$8,864,400
General Dynamics Corp.	22,500	1,491,750
Honeywell International, Inc.	145,000	9,894,800
United Technologies Corp.	123,100	10,779,867

		$31,030,817

Biotechnology — 1.5%
Celgene Corp.(1)	20,800	$2,058,368
Gilead Sciences, Inc.(1)	260,000	10,257,000

		$12,315,368

Capital Markets — 2.9%
Ameriprise Financial, Inc.	90,000	$5,968,800
Goldman Sachs Group, Inc. (The)	72,400	10,705,064
State Street Corp.	135,000	7,512,750

		$24,186,614

Chemicals — 1.5%
Air Products and Chemicals, Inc.	50,000	$4,371,500
LyondellBasell Industries NV, Class A	130,000	8,244,600

		$12,616,100

Commercial Banks — 8.1%
Fifth Third Bancorp	350,000	$5,701,500
KeyCorp	735,000	6,909,000
PNC Financial Services Group, Inc.	193,900	11,983,020
Regions Financial Corp.	1,025,000	7,974,500
U.S. Bancorp	290,000	9,599,000
Wells Fargo & Co.	735,600	25,620,948

		$67,787,968

Computers & Peripherals — 1.6%
Apple, Inc.	30,000	$13,659,300

		$13,659,300

Consumer Finance — 2.4%
American Express Co.	340,000	$19,995,400

		$19,995,400

Diversified Financial Services — 4.5%
Citigroup, Inc.	250,000	$10,540,000
JPMorgan Chase & Co.	574,300	27,020,815

		$37,560,815

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	350,000	$12,176,500
CenturyLink, Inc.	125,000	5,056,250

		$17,232,750

Security	Shares	Value
Electric Utilities — 2.6%
American Electric Power Co., Inc.	225,000	$10,190,250
NextEra Energy, Inc.	165,000	11,888,250

		$22,078,500

Electrical Equipment — 1.2%
Eaton Corp. PLC	175,000	$9,966,250

		$9,966,250

Energy Equipment & Services — 2.2%
National Oilwell Varco, Inc.	150,000	$11,121,000
Schlumberger, Ltd.	97,900	7,641,095

		$18,762,095

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	360,000	$18,432,000

		$18,432,000

Food Products — 3.8%
Kraft Foods Group, Inc.	93,100	$4,303,082
Mondelez International, Inc., Class A	325,000	9,031,750
Nestle SA	145,000	10,181,533
Unilever NV - NY Shares	200,000	8,096,000

		$31,612,365

Health Care Equipment & Supplies — 1.2%
Covidien PLC	155,000	$9,662,700

		$9,662,700

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	300,000	$16,563,000

		$16,563,000

Industrial Conglomerates — 2.6%
General Electric Co.	987,300	$21,997,044

		$21,997,044

Insurance — 6.2%
ACE, Ltd.	110,000	$9,386,300
MetLife, Inc.	240,000	8,961,600
Prudential Financial, Inc.	144,600	8,369,448
Travelers Companies, Inc. (The)	195,000	15,299,700
XL Group PLC	355,000	9,840,600

		$51,857,648

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	10,000	$7,556,900

		$7,556,900

IT Services — 1.9%
International Business Machines Corp.	78,550	$15,951,149

		$15,951,149

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	105,000	$7,574,700

		$7,574,700

Security	Shares	Value
Machinery — 1.1%
Caterpillar, Inc.	26,837	$2,640,492
Deere & Co.	66,076	6,215,109

		$8,855,601

Media — 4.9%
Comcast Corp., Class A	300,000	$11,424,000
Time Warner, Inc.	135,000	6,820,200
Walt Disney Co. (The)	420,000	22,629,600

		$40,873,800

Metals & Mining — 1.4%
BHP Billiton, Ltd. ADR(2)	60,000	$4,723,200
Freeport-McMoRan Copper & Gold, Inc.	200,000	7,050,000

		$11,773,200

Multi-Utilities — 3.2%
National Grid PLC	890,000	$9,745,182
Sempra Energy	225,000	16,886,250

		$26,631,432

Multiline Retail — 2.0%
Macy’s, Inc.	200,000	$7,902,000
Target Corp.	146,600	8,856,106

		$16,758,106

Oil, Gas & Consumable Fuels — 14.6%
Apache Corp.	60,000	$5,025,600
Chevron Corp.	200,000	23,030,000
ConocoPhillips	260,000	15,080,000
EOG Resources, Inc.	50,000	6,249,000
Exxon Mobil Corp.	275,150	24,755,245
Marathon Petroleum Corp.	104,300	7,740,103
Occidental Petroleum Corp.	225,000	19,860,750
Peabody Energy Corp.	150,000	3,772,500
Phillips 66	275,000	16,656,750

		$122,169,948

Pharmaceuticals — 7.4%
Johnson & Johnson	182,700	$13,505,184
Merck & Co., Inc.	541,900	23,437,175
Pfizer, Inc.	920,000	25,097,600

		$62,039,959

Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.	70,000	$9,085,300
Boston Properties, Inc.	80,000	8,422,400
Simon Property Group, Inc.	55,000	8,809,900

		$26,317,600

Road & Rail — 1.9%
Union Pacific Corp.	122,000	$16,038,120

		$16,038,120

Software — 2.2%
Microsoft Corp.	465,100	$12,776,297
Oracle Corp.	170,000	6,036,700

		$18,812,997

Security	Shares	Value
Tobacco — 0.8%
Philip Morris International, Inc.	75,000	$6,612,000

		$6,612,000

Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc., Class B	125,000	$5,811,250
Vodafone Group PLC ADR	205,000	5,600,600

		$11,411,850

Total Common Stocks (identified cost $510,414,386)		$836,694,096

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(3)(4)	$3,346	$3,346,076
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	6,694	6,694,093

Total Short-Term Investments (identified cost $10,040,169)		$10,040,169

Total Investments — 101.2% (identified cost $520,454,555)		$846,734,265

Other Assets, Less Liabilities — (1.2)%		$(10,202,405)

Net Assets — 100.0%		$836,531,860

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2013.
(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At January 31, 2013, the Portfolio loaned securities having a market value of $3,313,246 and received $3,346,076 of cash collateral for the loans.
(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 were $3,328 and $898, respectively.

The Portfolio did not have any open financial instruments at January 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$524,532,810

Gross unrealized appreciation	$322,205,202
Gross unrealized depreciation	(3,747)

Net unrealized appreciation	$322,201,455

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$57,631,906	$—		$—	$57,631,906
Consumer Staples	46,474,832	10,181,533		—	56,656,365
Energy	140,932,043	—		—	140,932,043
Financials	227,706,045	—		—	227,706,045
Health Care	108,155,727	—		—	108,155,727
Industrials	87,887,832	—		—	87,887,832
Information Technology	55,980,346	—		—	55,980,346
Materials	24,389,300	—		—	24,389,300
Telecommunication Services	28,644,600	—		—	28,644,600
Utilities	38,964,750	9,745,182		—	48,709,932
Total Common Stocks	$816,767,381	$19,926,715	*	$—	$836,694,096
Short-Term Investments	$—	$10,040,169		$—	$10,040,169
Total Investments	$816,767,381	$29,966,884		$—	$846,734,265

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013